Cash and cash equivalents (Details) - GBP (£) £ in Thousands	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Cash and cash equivalents
Cash at bank and in hand	£ 62,809	£ 76,019	£ 31,045